Condensed Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Issuance of cumulative preferred stock, shares	750
Cancellation of shares related to subscription receivables			10,000
Shares of subsidiary capital stock issued to subsidiary board of directors and executive management			$ 369
Issuance of common stock, shares	6,666	6,666
Board of directors and executive management
Shares of subsidiary capital stock issued to subsidiary board of directors and executive management			$ 369